REAL ESTATE PROPERTIES (Details 2) $ in Thousands	12 Months Ended	15 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($) property	Sep. 30, 2015 USD ($)
Acquisitions
Number of properties acquired | property		10
2016 real estate property acquisitions
Allocations of purchase prices of assets acquired and liabilities assumed
Total Consideration	$ 318,680	$ 318,680
2016 real estate property acquisitions | Land
Allocations of purchase prices of assets acquired and liabilities assumed
Real estate property	53,054	53,054
2016 real estate property acquisitions | Buildings and Improvements
Allocations of purchase prices of assets acquired and liabilities assumed
Real estate property	264,474	264,474
2016 real estate property acquisitions | Acquisition-related intangible assets
Allocations of purchase prices of assets acquired and liabilities assumed
Acquisition-related intangible assets	1,152	1,152
July 1, 2015 through September 30, 2016 real estate property acquisitions
Allocations of purchase prices of assets acquired and liabilities assumed
Total Consideration	303,201	303,201
Adjustments to preliminary allocations of purchase price of properties
Total Consideration	0
July 1, 2015 through September 30, 2016 real estate property acquisitions | Leases acquired
Allocations of purchase prices of assets acquired and liabilities assumed
Acquisition-related intangible assets	2,302	2,302
Adjustments to preliminary allocations of purchase price of properties
Acquisition-related intangible assets	1,569
July 1, 2015 through September 30, 2016 real estate property acquisitions | Land
Allocations of purchase prices of assets acquired and liabilities assumed
Real estate property	35,793	35,793
Adjustments to preliminary allocations of purchase price of properties
Real estate property	(6,568)
July 1, 2015 through September 30, 2016 real estate property acquisitions | Buildings and Improvements
Allocations of purchase prices of assets acquired and liabilities assumed
Real estate property	265,106	$ 265,106
Adjustments to preliminary allocations of purchase price of properties
Real estate property	$ 4,999
Preliminary | July 1, 2015 through September 30, 2016 real estate property acquisitions
Allocations of purchase prices of assets acquired and liabilities assumed
Total Consideration			$ 303,201
Preliminary | July 1, 2015 through September 30, 2016 real estate property acquisitions | Leases acquired
Allocations of purchase prices of assets acquired and liabilities assumed
Acquisition-related intangible assets			733
Preliminary | July 1, 2015 through September 30, 2016 real estate property acquisitions | Land
Allocations of purchase prices of assets acquired and liabilities assumed
Real estate property			42,361
Preliminary | July 1, 2015 through September 30, 2016 real estate property acquisitions | Buildings and Improvements
Allocations of purchase prices of assets acquired and liabilities assumed
Real estate property			$ 260,107